Inventory (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory:

	March 31, 2025			March 31, 2024
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	40,369	52,740	93,109	25,977	32,519	58,496
Finished goods	20,655	30,267	50,922	34,871	10,782	45,653
	61,024	83,007	144,031	60,848	43,301	104,149
Extracted cannabis
Work-in-process	10,980	4,917	15,897	8,674	4,428	13,102
Finished goods	12,998	2,686	15,684	8,749	590	9,339
	23,978	7,603	31,581	17,423	5,018	22,441

Supplies and consumables	11,402	—	11,402	14,987	—	14,987

Merchandise and accessories	911	—	911	2,025	—	2,025

Ending balance	97,315	90,610	187,925	95,283	48,319	143,602